INVESTMENT IN ASSOCIATES (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Investments in associates	$ 5,582	$ 5,305	$ 6,011
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Investments in associates	$ 5,582	$ 5,305	$ 6,011